CONVERTIBLE NOTES (Details) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended		179 Months Ended	188 Months Ended
	Feb. 29, 2012	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Debt Instrument [Line Items]
Promissory notes, aggregate principal amount	$ 700,000
Promissory note, maturity period	12 months
Promissory note, interest rate	8.00%
Promissory note, convertible, conversion price per share	$ 0.15
Common stock warrants, term	5 years
Percentage of principal amount used to calculate shares of common stock for warrant coverage	25.00%
Exercise price of warrant	$ 0.175
Proceeds from issuance of promissory note		700,000	700,000	1,250,000	1,250,000	1,335,250	11,188,881	11,888,881
Debt instrument, beneficial conversion feature			48,912
Convertible notes amount converted			685,208	1,483,330	1,515,130		11,949,449	12,634,657
Common shares issued in exchange for convertible notes			6,852,088
Interest expense			235,762
Promissory Notes [Member]
Debt Instrument [Line Items]
Proceeds from issuance of promissory note		612,300
Warrant [Member]
Debt Instrument [Line Items]
Proceeds from issuance of promissory note		38,788
Minimum [Member]
Debt Instrument [Line Items]
Aggregate debt or equity financing amount	$ 750,000